Subsequent events - Additional Information (Detail) $ in Thousands														1 Months Ended	12 Months Ended
	Apr. 26, 2022 USD ($)	Apr. 04, 2022 USD ($)	Apr. 01, 2022 USD ($)	Mar. 18, 2022 USD ($)	Mar. 10, 2022 USD ($)	Mar. 04, 2022 USD ($)	Mar. 02, 2022 USD ($)	Feb. 21, 2022 USD ($)	Feb. 07, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 20, 2022 USD ($)	Jan. 14, 2022 USD ($)	Jan. 04, 2022 USD ($)	Jan. 20, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 17, 2022 USD ($) $ / USD	Jan. 03, 2022 USD ($)	Jun. 28, 2021
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value												$ 25,000
Borrowings, interest rate												2.00%
Borrowings, maturity date												September 16, 2026
Consideration transferred, acquisition-date fair value																		$ 140,000
Interest Amount Paid				$ 754	$ 724		$ 3,053								$ 54,636	$ 43,756	$ 32,438
Repayment Of Loan and Interest			$ 6,250											$ 50,600	$ 284,695	$ 98,761	$ 90,233
Cash transferred																		90,000
Liabilities incurred																		$ 50,000
Forfeiture Of Interest Amount									$ 7,495
Payments to acquire or redeem entity's shares	$ 23,840
Banco Santander [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment Of Loan and Interest		$ 164
Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																			$ 13,500
Borrowings, interest rate																			2.45%
Borrowings, maturity date															January 4, 2027
Percentage of voting equity interests acquired																				100.00%
Loan Agreement With Banco Macro Loan [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid													$ 198
Loan Agreement Banco Bbva Argentina Sa [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid									$ 1,071
Loan Agreement Banco Bbva Argentina Sa [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid						$ 80
Repayment Of Loan and Interest										$ 1,788	$ 892
Major purchases of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																		50.00%
Major purchases of assets [member] | Aguada Federal and Bandurria Norte [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																		$ 77,000
Number of installments liabilities need to be paid | $ / USD																		8
Loan Agreement [Member] | Vista Argentina [member] | ON Nine And ON Ten [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid								$ 882